Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management objectives and policies [abstract]
Interest rate risk
	Increase/(Decrease) in basis points	Effect on loss
2018
$ Libor	15	(60)
	-20	80
2017
$ Libor	15	(69)
	-20	86

Foreign currency risk
	Change in rate	Effect on loss

2018	+10%	(284)
	-10%	284

2017	+10%	(251)
	-10%	251

Concentration of credit risk table
	2018	%	2017	%	2016	%
A	3,679	21%	1,404	10%	-	-
B	2,873	17%	-	-	890	11%
C	-	-	1,849	13%	-	-
D	-	-	1,459	11%	-	-
E	-	-	-	-	1,013	12%
Other	10,802	62%	9,140	66%	6,520	77%
Total	17,354	100%	13,852	100%	8,423	100%

Liquidity risk
Year ended December 31, 2018	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,720	24,502	16,465	-	42,687
Accrued liabilities and other payables	1,319	-	-	-	1,319
Trade payables	6,433	-	-	-	6,433
Total	9,472	24,502	16,465	-	50,439

           * This table includes both the derivative component and the non-derivative host.of the hybrid agreement with Firment Shipping Credit Facility (see Note 12)

Year ended December 31, 2017	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,145	12,989	30,285	-	44,419
Accrued liabilities and other payables	1,455	-	-	-	1,455
Trade payables	4,258	-	-	-	4,258
Total	6,858	12,989	30,285	-	50,132

Capital management

Adjusted book capitalization refers to total equity adjusted for the market value of the Company’s vessels. The Company’s policy is to keep the ratio described above between a range of 60% - 80%.

	December 31,
	2018	2017
Interest bearing loans	37,863	41,660
Cash (including restricted cash)	(1,396)	(2,966)
Net debt	36,467	38,694

Equity	41,050	43,968
Adjustment for the market value of vessels (charter-free)	(27,500)	(31,970)
Adjusted book capitalization	13,550	11,998

Adjusted book capitalization plus net debt	50,017	50,692
Ratio	73%	76%

The Company’s objective is to maintain the ratio of net debt to adjusted capitalization plus net debt to the range of 60%- 80%. Net debt as calculated above is not consistent with the International Financial Reporting Standards (“IFRS”) definition of debt. The following reconciliation is provided:

	December 31,
	2018	2017
Debt in accordance with IFRS (long and short-term borrowings)	36,868	41,538
Add: Unamortized debt discount	295	122
	37,163	41,660
Less: Cash and bank balances and bank deposits (including restricted cash)	1,396	2,966
Net debt	35,767	38,694